SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15.SHARE-BASED COMPENSATION

In 2020, the Group adopted the 2020 Share Incentive Plan, which allows the Group to grant share-based awards to directors, employees and consultants. The Company did not grant any share-based awards pursuant to the 2020 Share Incentive Plan since the listing on the Main Board of The Stock Exchange of Hong Kong Limited in December 2022. In December 2022, the Group adopted the Post-IPO Share Scheme. The maximum number of Class A ordinary shares that may be issued under the Post-IPO Share Scheme is 86,380,904.

(a)Share options

The following table summarizes activities of share options for the years ended December 31, 2023, 2024 and 2025:

			Weighted
		Weighted	average	Aggregate	Weighted
	Number of	average	remaining	intrinsic	average grant-
	share options	exercise price	contractual life	value	date fair value
		US$	In years	US$ in thousands	US$
Outstanding as of January 1, 2023	68,361,198	2.90	7.23	498,336	2.99
Exercised	(11,810,406)	2.16
Forfeited	(718,812)	4.09
Outstanding as of December 31, 2023	55,831,980	3.04	6.34	294,189	3.15
Granted*	120,000	6.03
Exercised	(10,247,906)	2.57
Forfeited	(1,025,846)	4.83
Outstanding as of December 31, 2024	44,678,228	3.11	5.44	169,354	3.25
Exercised	(16,686,946)	2.96
Forfeited	(438,672)	3.49
Outstanding as of December 31, 2025	27,552,610	3.19	4.49	192,823	3.19
Vested and expected to vest as of December 31, 2025	27,552,610	3.19	4.49	192,823	3.19
Exercisable as of December 31, 2025	27,407,610	3.18	4.47	192,202	3.21
*	The weighted average grant-date fair value of share options granted in 2024 was US$0.10.

The aggregate intrinsic value is calculated as the difference between the exercise price of share options and the estimated fair value of the underlying ordinary share at each reporting date. As of December 31, 2025, unrecognized compensation expenses related to share options were immaterial.

15.SHARE-BASED COMPENSATION (CONTINUED)

(b)	RSUs

The following table summarizes activities of RSUs for the years ended December 31, 2023, 2024 and 2025:

		Weighted average
	Number of RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2023	20,812,946	11.23
Granted	26,216,836
Vested	(6,109,908)
Forfeited	(1,461,262)
Outstanding as of December 31, 2023	39,458,612	9.58
Granted	6,065,856
Vested	(11,721,356)
Forfeited	(2,265,298)
Outstanding as of December 31, 2024	31,537,814	9.20
Granted	9,405,680
Vested	(11,520,300)
Forfeited	(2,369,564)
Outstanding as of December 31, 2025	27,053,630	9.40

As of December 31, 2025, there were US$199.9 million of unrecognized compensation expenses related to RSUs, which are expected to be recognized over a weighted-average period of 2.42 years and may be adjusted for future forfeitures.

(c)Share-based compensation expenses by function

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Cost of revenues	46,395	43,332	22,550
Sales and marketing expenses	262,431	280,668	239,800
Research and development expenses	418,769	421,411	317,653
General and administrative expenses	329,372	398,274	331,984
Total	1,056,967	1,143,685	911,987